Accrued expenses and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	As of
	December 31,	As of December 31,
	2021	2022	2022
	RMB	RMB	US$
Fund attributable to institutional funding partners (1)	68,931,284	46,633,508	6,761,223
Accrued interest payable of Consolidated Trusts	1,219,993	12,268,000	1,778,693
Professional fee payable	25,874,860	33,280,944	4,825,283
Commission fee payable(2)	81,862,576	182,821,417	26,506,614
Compensation payable to financial institutional cooperators	—	84,648,141	12,272,827
Transaction cost payable(3)	35,675,881	58,223,896	8,441,671
Insurance fee payable(4)	14,360,705	340,282	49,336
Lease liabilities	12,331,166	11,304,693	1,639,026
Other accrued expenses	28,710,085	46,513,652	6,743,847
Total accrued expenses and other current liabilities	268,966,550	476,034,533	69,018,520
(1)Fund attributable to institutional funding partners relate to the principal and interest collected on behalf of the institutional funding partners but have not yet been passed onto them as of December 31, 2021 and 2022.
(2)Commission fee payable relates to the commission fees payable to channel partners who introduce borrowers to the platform of the Group. The commission is typically determined based on the volume of traffic introduced, regardless of whether the introduced traffic becomes a borrower or investor on the Group’s platform.
(3)Transaction cost payable mainly includes payables to external suppliers for credit assessment service, payment processing services, and fees payable to collection agencies.
(4)Insurance fee payable relates to the insurance fees payable to external insurance company who provides credit insurance to investors or institutional funding partners.